Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income	$ 2,404,000	$ 2,199,000	$ 3,762,000
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	1,051,000	(2,273,000)	1,604,000
Depreciation	1,266,000	1,336,000	1,502,000
Amortization of intangible assets	33,000	97,000	162,000
Amortization of investment premiums and discounts, net	1,650,000	2,076,000	2,561,000
Other than temporary impairment charge (recovery) on available for sale securities	(17,000)		400,000
Expense (benefit) for deferred income taxes	177,000	(231,000)	566,000
Stock compensation expense	138,000	164,000	115,000
Income from bank owned life insurance	(335,000)	(307,000)	(354,000)
Gain on sale of securities available for sale	(691,000)	(578,000)	(1,661,000)
Gain on sales of loans	(1,175,000)	(719,000)	(634,000)
Loss on sale of commercial real estate loan		1,781,000
Loss on sale of premises and equipment	1,000	25,000	12,000
Proceeds from sales of loans	43,847,000	37,300,000	17,577,000
Loss on sale of foreclosed assets	716,000	208,000	140,000
Originations of loans sold	(44,020,000)	(32,835,000)	(16,943,000)
(Increase) decrease in:
Accrued interest receivable	437,000	657,000	165,000
Other assets (increase)	21,000	1,513,000	171,000
Increase (decrease) in accrued expenses and other liabilities	933,000	(277,000)	170,000
Net cash provided by operating activities	6,436,000	10,136,000	9,315,000
Cash flows from investing activities
Proceeds from sales, calls and maturities of securities available for sale	120,354,000	112,235,000	124,471,000
Purchase of securities available for sale	(56,875,000)	(91,257,000)	(105,605,000)
Net (increase) decrease in loans	(19,005,000)	(1,908,000)	(21,630,000)
Proceeds from sale of foreclosed assets	344,000	1,118,000	908,000
Purchase of premises and equipment	(2,361,000)	(1,168,000)	(2,473,000)
Net cash provided by (used in) investing activities	42,457,000	19,020,000	(4,329,000)
Cash flows from financing activities:
Net increase (decrease) in deposits	8,098,000	(31,689,000)	3,132,000
Increase (decrease) in advance payments by borrowers for taxes and insurance	101,000	(8,000)	125,000
Advances from Federal Home Loan Bank	41,000,000	57,000,000	23,000,000
Repayment of advances from Federal Home Loan Bank	(60,000,000)	(69,780,000)	(19,961,000)
Increase (decrease) in repurchase agreements	(11,588,000)	4,599,000	9,251,000
Repurchase of common stock	(11,926,000)	(3,500,000)	(853,000)
Repurchase of common stock warrant			(257,000)
Proceeds on repayment of ESOP loan	704,000
Dividends paid on common stock	(1,023,000)	(1,187,000)	(751,000)
Net cash provided by (used in) financing activities	(34,634,000)	(44,565,000)	13,686,000
Increase (decrease) in cash and cash equivalents	14,259,000	(15,409,000)	18,672,000
Cash and cash equivalents, beginning of period	40,439,000	55,848,000	37,176,000
Cash and cash equivalents, end of period	54,698,000	40,439,000	55,848,000
Supplemental disclosures of cash flow information:
Interest paid	6,587,000	8,977,000	10,840,000
Income taxes paid (refund)	(900,000)	(718,000)	(487,000)
Supplemental disclosures of non-cash investing and financing activities:
Loans charged off	1,867,000	1,232,000	4,444,000
Loan transferred to held for sale		6,987,000
Foreclosures and in substance foreclosures of loans during year	869,000	1,579,000	1,379,000
Net unrealized gains (losses) on investment securities classified as available for sale	(2,030,000)	7,195,000	(17,273,000)
Increase (decrease) in deferred tax asset related to unrealized gain (losses) on investments	691,000	(2,446,000)	5,873,000
Dividends declared and payable	287,000	301,000	325,000
Sale and financing of stock to ESOP	7,884,000
Issue of unearned restricted stock	$ 25,000	$ 260,000	$ 232,000